Annual Total Returns - Franklin New Jersey Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF1-34 - Franklin New Jersey Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.32%
Annual Return 2011	11.00%
Annual Return 2012	6.13%
Annual Return 2013	(5.50%)
Annual Return 2014	8.91%
Annual Return 2015	1.32%
Annual Return 2016	1.59%
Annual Return 2017	2.62%
Annual Return 2018	1.66%
Annual Return 2019	6.36%